Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	CAD 477	CAD 918
Non-depreciable capital property	271	271
Post-retirement and post-employment benefits expense in excess of cash payments	603	572
Environmental expenditures	74	75
Non-capital losses	213	62
Investment in subsidiaries	75	55
Other	30	2
Deferred income tax assets gross	1,743	1,955
Less: valuation allowance	(352)	(326)
Total deferred income tax assets	1,391	1,629
Total deferred income tax assets	1,391	1,629
Less: current portion		19
Deferred income tax assets, Noncurrent	1,391	1,610
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(153)	(153)
Goodwill	(10)	(10)
Capital cost allowance in excess of depreciation and amortization	(64)	(42)
Other	(11)	(1)
Total deferred income tax liabilities	(238)	(206)
Total deferred income tax liabilities	(238)	(206)
Less: current portion	0	0
Deferred income tax liabilities, Noncurrent	(60)	(206)
Net deferred income tax assets	CAD 1,153	CAD 1,423